Employee Benefit Plan (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure
Employer match of employee contributions not exceeding 3 percent of compensation			100.00%
Employer match of employee contributions exceeding 3% but not to exceed 5% of compensation			50.00%
Employer matching expense under salary deferral plan	$ 120
Maximum
Defined Contribution Plan Disclosure
Percentage of eligible compensation, matched 100% by employer			3.00%
Percentage of eligible compensation, matched 50% by employer			5.00%
Minimum
Defined Contribution Plan Disclosure
Percentage of eligible compensation, matched 50% by employer			3.00%
Predecessor
Defined Contribution Plan Disclosure
Employer matching expense under salary deferral plan		$ 1,401		$ 1,752	$ 1,813